COMMON SHARE CAPITAL - Dividends on common shares (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Feb. 14, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
COMMON SHARE CAPITAL
Dividend declared and paid, per share		$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Dividend declared and paid, Total amount paid		$ 36.8	$ 36.8	$ 36.9	$ 36.8	$ 37.1	$ 39.0	$ 39.0	$ 38.9	$ 147.3	$ 154.0
Dividend declared, per share	$ 0.03
Dividend declared and unpaid		$ 0.0				$ 0.0				$ 0.0	$ 0.0